Subsequent Events	6 Months Ended	10 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date up to the date that the unaudited condensed financial statements was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed unaudited financial statements.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than as previously disclosed and described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 14, 2023, the Company consummated the Initial Public Offering (see Note 3.)

On February 15, 2023, the outstanding balance under the Promissory Note of $300,000 was repaid.